Related Party Transactions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Schedule of Related Party Transactions
The following table summarizes the related party transactions / balances in the Company at March 31, 2023 and at December 31, 2022:

	March 31, 2023		December 31, 2022
	Dollars	Shares	Dollars	Shares
Series A Preferred Stock and Dividends Board Member
Initial Investment	$877,054	4,222,223	$877,054	4,222,223
Accrued Dividends	693,891		678,694

	$1,570,945		$1,555,748

Series B Preferred Stock
Board Member	$887,049	5,094,537	$887,049	5,094,537
Immediate Family 1	103,244	780,967	103,244	780,967

	$990,293	5,875,504	$990,293	5,875,504

Series C-1 Preferred Stock and Dividends Immediate Family Member 1
Initial Investment	$50,000	234,742	$50,000	234,742
Accrued Dividends	873		10

	$50,873		$50,010

Series C-2 Preferred Stock
Board Member	$1,049,381	6,129,561	$1,049,381	6,129,561
Immediate Family 1	64,981	379,560	64,981	379,560
Immediate Family 2	64,279	375,464	64,279	375,464

	$1,178,641	6,884,585	$1,178,641	6,884,585

Series C-2 Accrued Dividends
Board Member	$38,036		$19,924
Immediate Family 1	2,355		1,234
Immediate Family 2	2,330		1,220

	$42,721		$22,378

The following table summarizes the related party transactions / balances in the Company at December 31, 2022:

	December 31, 2022
	Interest Expense	Dollars	Shares
Series A Preferred Stock
Board Member		$877,054	4,222,223
Dividends Earned To Date		678,694	—

		$1,555,748	4,222,223

Series B Preferred Stock
Board Member		$887,049	5,094,537
Immediate Family 1		103,244	780,967

		$990,293	5,875,504

Series C-1 Preferred Stock
Immediate Family 1		$50,000	234,742
Dividends Earned To Date		10	—

		$50,010	234,742

Series C-2 Preferred Stock
Board Member		$1,049,381	6,129,561
Immediate Family 1		64,981	379,560
Immediate Family 2		64,279	375,464

		$1,178,641	6,884,585

Series C-2 Dividends Earned
Board Member		$19,924
Immediate Family 1		1,234
Immediate Family 2		1,220

		$22,378
Series 1 Convertible Notes
Board Member	$46,641
Immediate Family 1	2,915
Immediate Family 2	2,915

	$52,471

The following table summarizes the related party transactions / balances in the Company at December 31, 2021:

	December 31, 2021
	Accrued Interest	Interest Expense	Dollars	Shares
Series A Preferred Stock
Board Member			$877,054	4,222,223
Dividends Earned To Date			613,583	—

			$1,490,637	4,222,223

Series B Preferred Stock
Board Member			$857,089	4,822,181
Immediate Family 1			103,244	780,967

			$960,333	5,603,148

Series 1 Convertible Notes
Board Member	$202,740	$64,000	$800,000
Immediate Family 1	12,066	4,000	50,000
Immediate Family 2	11,364	4,000	50,000

	$226,170	$72,000	$900,000